DEFERRED TAX - Summary of Items with Respect to, Deferred Tax Assets have not been Recognized (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Deductible temporary differences	$ 586.6	$ 579.0
Tax losses and credits	1,547.6	1,136.7
Total	$ 2,134.2	$ 1,715.7